Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨)
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the year ending March 31, 2024	₨ 1,857
Estimated benefit payments from the fund for the year ending March 31, 2024	2,583
Estimated benefit payments from the fund for the year ending March 31, 2025	2,126
Estimated benefit payments from the fund for the year ending March 31, 2026	2,061
Estimated benefit payments from the fund for the year ending March 31, 2027	2,068
Expected benefit payments from the fund for the year ending March 31, 2028	1,851
Thereafter	15,479
Total	₨ 26,168